                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                        Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 8/31/2016 (Unaudited)

 Shares

 Value

 COMMON STOCKS - 99.2%

 Energy - 2.5%

 Oil & Gas Equipment & Services - 0.1%

 111,146

 Forum Energy Technologies, Inc. *

 $

 1,952,835

 Oil & Gas Exploration & Production - 2.4%

 435,082

 Cabot Oil & Gas Corp.

 $

 10,716,070

 53,053

 Cimarex Energy Co.

 7,012,546

 98,725

 Continental Resources, Inc. *

 4,734,851

 302,284

 Memorial Resource Development Corp. *

 4,352,890

 105,400

 Newfield Exploration Co. *

 4,570,144

 $

 31,386,501

 Total Energy

 $

 33,339,336

 Materials - 5.6%

 Commodity Chemicals - 0.4%

 102,932

 Trinseo SA

 $

 5,955,646

 Specialty Chemicals - 1.9%

 88,685

 Albemarle Corp.

 $

 7,092,139

 234,538

 Flotek Industries, Inc. *

 3,635,339

 25,414

 The Sherwin-Williams Co.

 7,210,206

 85,717

 WR Grace & Co. *

 6,697,069

 $

 24,634,753

 Construction Materials - 1.1%

 49,093

 Eagle Materials, Inc.

 $

 3,945,604

 87,862

 Vulcan Materials Co.

 10,004,846

 $

 13,950,450

 Metal & Glass Containers - 0.8%

 133,401

 Ball Corp.

 $

 10,564,025

 Paper Packaging - 1.1%

 82,115

 Avery Dennison Corp.

 $

 6,358,986

 104,233

 Packaging Corp. of America

 8,195,841

 $

 14,554,827

 Steel - 0.3%

 250,599

 Allegheny Technologies, Inc.

 $

 4,275,219

 Total Materials

 $

 73,934,920

 Capital Goods - 10.3%

 Aerospace & Defense - 1.5%

 175,281

 B/E Aerospace, Inc. *

 $

 8,860,455

 107,348

 Cubic Corp.

 5,026,033

 43,339

 Raytheon Co.

 6,073,094

 $

 19,959,582

 Building Products - 1.7%

 97,892

 AO Smith Corp.

 $

 9,444,620

 88,306

 Fortune Brands Home & Security, Inc.

 5,612,729

 48,625

 Lennox International, Inc.

 7,832,029

 $

 22,889,378

 Electrical Components & Equipment - 1.5%

 38,944

 Acuity Brands, Inc.

 $

 10,714,273

 192,033

 AMETEK, Inc.

 9,361,609

 $

 20,075,882

 Industrial Conglomerates - 0.6%

 41,623

 Roper Technologies, Inc.

 $

 7,390,164

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 56,437

 WABCO Holdings, Inc. *

 $

 6,025,214

 Industrial Machinery - 2.6%

 291,948

 Albany International Corp.

 $

 12,358,159

 114,388

 Dover Corp.

 8,293,130

 108,433

 Fortive Corp.

 5,711,166

 159,892

 Xylem, Inc.

 8,132,107

 $

 34,494,562

 Trading Companies & Distributors - 1.9%

 355,087

 MRC Global, Inc. *

 $

 5,209,126

 123,392

 MSC Industrial Direct Co., Inc.

 9,012,552

 130,775

 United Rentals, Inc. *

 10,764,090

 $

 24,985,768

 Total Capital Goods

 $

 135,820,550

 Commercial Services & Supplies - 3.7%

 Environmental & Facilities Services - 0.6%

 104,704

 Waste Connections, Inc.

 $

 8,002,527

 Security & Alarm Services - 0.4%

 120,196

 Johnson Controls International plc

 $

 5,250,161

 Research & Consulting Services - 2.7%

 107,727

 Equifax, Inc.

 $

 14,209,191

 57,296

 The Dun & Bradstreet Corp.

 7,886,794

 163,804

 Verisk Analytics, Inc. *

 13,603,922

 $

 35,699,907

 Total Commercial Services & Supplies

 $

 48,952,595

 Transportation - 2.7%

 Airlines - 2.2%

 96,624

 Alaska Air Group, Inc.

 $

 6,525,019

 510,133

 American Airlines Group, Inc.

 18,517,828

 109,775

 Southwest Airlines Co.

 4,048,502

 $

 29,091,349

 Railroads - 0.5%

 61,364

 Kansas City Southern

 $

 5,935,126

 Total Transportation

 $

 35,026,475

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 39,904

 Lear Corp.

 $

 4,640,436

 Total Automobiles & Components

 $

 4,640,436

 Consumer Durables & Apparel - 2.5%

 Home Furnishings - 0.9%

 56,982

 Mohawk Industries, Inc. *

 $

 12,124,630

 Housewares & Specialties - 0.9%

 206,400

 Newell Brands, Inc.

 $

 10,955,712

 Footwear - 0.5%

 253,166

 Skechers U.S.A., Inc. *

 $

 6,154,465

 Textiles - 0.2%

 162,224

 Kate Spade & Co.

 $

 3,027,100

 Total Consumer Durables & Apparel

 $

 32,261,907

 Consumer Services - 3.6%

 Hotels, Resorts & Cruise Lines - 0.3%

 93,318

 Norwegian Cruise Line Holdings, Ltd. *

 $

 3,349,183

 Leisure Facilities - 0.3%

 203,518

 Planet Fitness, Inc.

 $

 4,406,165

 Restaurants - 2.6%

 7,522

 Chipotle Mexican Grill, Inc. *

 $

 3,112,077

 239,030

 Dave & Buster's Entertainment, Inc.

 11,102,944

 90,886

 Jack in the Box, Inc. *

 9,039,522

 52,036

 Panera Bread Co. *

 11,299,617

 $

 34,554,160

 Specialized Consumer Services - 0.4%

 151,393

 ServiceMaster Global Holdings, Inc.

 $

 5,648,473

 Total Consumer Services

 $

 47,957,981

 Media - 0.7%

 Broadcasting - 0.3%

 57,861

 Scripps Networks Interactive, Inc.

 $

 3,666,652

 Cable & Satellite - 0.4%

 88,112

 Liberty Broadband Corp.

 $

 5,943,154

 Total Media

 $

 9,609,806

 Retailing - 10.1%

 Distributors - 0.8%

 306,201

 LKQ Corp. *

 $

 11,050,794

 General Merchandise Stores - 3.1%

 203,864

 Dollar General Corp. *

 $

 14,965,656

 259,533

 Dollar Tree, Inc. *

 21,463,379

 152,430

 Ollie's Bargain Outlet Holdings, Inc.

 3,874,771

 $

 40,303,806

 Apparel Retail - 0.7%

 154,087

 Ross Stores, Inc.

 $

 9,590,375

 Home Improvement Retail - 1.2%

 209,999

 Lowe's Companies, Inc.

 $

 16,077,523

 Specialty Stores - 2.5%

 203,139

 Sally Beauty Holdings, Inc. *

 $

 5,529,444

 41,632

 Signet Jewelers, Ltd.

 3,412,991

 159,199

 Tractor Supply Co. *

 13,364,756

 42,091

 Ulta Salon Cosmetics & Fragrance, Inc. *

 10,405,316

 $

 32,712,507

 Automotive Retail - 1.8%

 69,209

 Advance Auto Parts, Inc.

 $

 10,892,112

 43,802

 O'Reilly Automotive, Inc. *

 12,262,370

 $

 23,154,482

 Total Retailing

 $

 132,889,487

 Food & Staples Retailing - 1.2%

 Drug Retail - 0.7%

 1,225,263

 Rite Aid Corp. *

 $

 9,226,230

 Food Retail - 0.5%

 195,944

 Whole Foods Market, Inc.

 $

 5,952,779

 Total Food & Staples Retailing

 $

 15,179,009

 Food, Beverage & Tobacco - 7.1%

 Brewers - 1.2%

 151,869

 Molson Coors Brewing Co. (Class B)

 $

 15,539,236

 Distillers & Vintners - 1.2%

 99,577

 Constellation Brands, Inc. *

 $

 16,335,607

 Soft Drinks - 0.3%

 24,959

 Monster Beverage Corp.

 $

 3,840,941

 Packaged Foods & Meats - 4.4%

 426,102

 Amplify Snack Brands, Inc.

 $

 7,213,907

 293,192

 Blue Buffalo Pet Products, Inc.

 7,558,490

 154,341

 ConAgra Foods, Inc.

 7,193,834

 105,081

 Mead Johnson Nutrition Co.

 8,939,241

 146,350

 The Hain Celestial Group, Inc. *

 5,378,362

 71,656

 The Hershey Co.

 7,157,718

 47,706

 The JM Smucker Co.

 6,764,234

 101,826

 Tyson Foods, Inc.

 7,694,991

 $

 57,900,777

 Total Food, Beverage & Tobacco

 $

 93,616,561

 Health Care Equipment & Services - 10.0%

 Health Care Equipment - 2.6%

 757,206

 Boston Scientific Corp. *

 $

 18,036,647

 111,545

 Edwards Lifesciences Corp. *

 12,845,522

 33,981

 Nevro Corp.

 3,208,826

 $

 34,090,995

 Health Care Supplies - 2.6%

 237,569

 Align Technology, Inc. *

 $

 22,070,160

 889,203

 Endologix, Inc. *

 10,812,708

 27,897

 Penumbra, Inc.

 1,968,412

 $

 34,851,280

 Health Care Distributors - 1.0%

 157,047

 Cardinal Health, Inc.

 $

 12,511,934

 Health Care Services - 0.9%

 48,480

 Amedisys, Inc. *

 $

 2,333,342

 143,171

 MEDNAX, Inc. *

 9,416,357

 $

 11,749,699

 Managed Health Care - 2.9%

 121,135

 Humana, Inc.

 $

 21,648,036

 145,396

 WellCare Health Plans, Inc. *

 16,386,129

 $

 38,034,165

 Total Health Care Equipment & Services

 $

 131,238,073

 Pharmaceuticals, Biotechnology & Life Sciences - 7.0%

 Biotechnology - 4.2%

 302,513

 Alder Biopharmaceuticals, Inc.

 $

 9,973,854

 143,251

 Alkermes Plc *

 6,270,096

 62,981

 Incyte Corp. *

 5,107,759

 145,133

 Neurocrine Biosciences, Inc. *

 7,033,145

 58,630

 Ophthotech Corp.

 3,096,250

 110,313

 Prothena Corp Plc *

 5,513,444

 152,727

 TESARO, Inc. *

 12,934,450

 53,341

 Vertex Pharmaceuticals, Inc. *

 5,041,258

 $

 54,970,256

 Pharmaceuticals - 1.4%

 150,613

 Jazz Pharmaceuticals Plc *

 $

 18,650,408

 Life Sciences Tools & Services - 1.4%

 223,697

 Charles River Laboratories International, Inc. *

 $

 18,613,827

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 92,234,491

 Banks - 0.8%

 Regional Banks - 0.8%

 152,249

 BankUnited, Inc. *

 $

 4,894,805

 50,661

 Signature Bank *

 6,181,149

 $

 11,075,954

 Total Banks

 $

 11,075,954

 Diversified Financials - 5.0%

 Specialized Finance - 3.3%

 46,973

 Intercontinental Exchange, Inc.

 $

 13,247,325

 310,987

 Nasdaq, Inc.

 22,145,384

 59,926

 S&P Global, Inc.

 7,403,258

 $

 42,795,967

 Asset Management & Custody Banks - 1.0%

 215,984

 Invesco, Ltd.

 $

 6,736,541

 145,146

 Oaktree Capital Group LLC

 6,382,070

 $

 13,118,611

 Investment Banking & Brokerage - 0.7%

 287,655

 TD Ameritrade Holding Corp.

 $

 9,453,782

 Total Diversified Financials

 $

 65,368,360

 Insurance - 0.6%

 Insurance Brokers - 0.6%

 60,338

 Willis Towers Watson Plc

 $

 7,482,515

 Total Insurance

 $

 7,482,515

 Real Estate - 2.7%

 Industrial REIT - 0.5%

 245,367

 Duke Realty Corp.

 $

 6,899,720

 Health Care REIT - 0.6%

 98,222

 Ventas, Inc.

 $

 7,137,793

 Residential REIT - 0.3%

 174,524

 American Homes 4 Rent *

 $

 3,816,840

 Specialized REIT - 0.8%

 28,004

 Equinix, Inc.

 $

 10,323,675

 Real Estate Services - 0.5%

 58,103

 Jones Lang LaSalle, Inc.

 $

 6,783,525

 Total Real Estate

 $

 34,961,553

 Software & Services - 12.8%

 Internet Software & Services - 2.8%

 101,484

 CoStar Group, Inc. *

 $

 21,032,559

 38,359

 NetEase, Inc. (A.D.R.)

 8,130,957

 407,730

 Twitter, Inc. *

 7,832,493

 $

 36,996,009

 IT Consulting & Other Services - 0.5%

 67,963

 Gartner, Inc. *

 $

 6,184,633

 Data Processing & Outsourced Services - 4.2%

 224,922

 Fidelity National Information Services, Inc.

 $

 17,843,062

 85,639

 MasterCard, Inc.

 8,275,297

 282,776

 Sabre Corp.

 7,960,144

 234,300

 Total System Services, Inc.

 11,539,275

 183,936

 Vantiv, Inc. *

 9,884,721

 $

 55,502,499

 Application Software - 3.6%

 131,224

 Blackbaud, Inc.

 $

 8,840,561

 119,659

 Intuit, Inc.

 13,335,996

 88,162

 Splunk, Inc. *

 5,134,555

 45,134

 The Ultimate Software Group, Inc. *

 9,430,298

 341,821

 Zendesk, Inc.

 10,439,213

 $

 47,180,623

 Systems Software - 0.9%

 169,539

 ServiceNow, Inc. *

 $

 12,320,399

 Home Entertainment Software - 0.8%

 125,824

 Electronic Arts, Inc. *

 $

 10,220,684

 Total Software & Services

 $

 168,404,847

 Technology Hardware & Equipment - 2.1%

 Communications Equipment - 1.6%

 78,336

 Harris Corp.

 $

 7,283,681

 164,707

 Lumentum Holdings, Inc.

 5,784,510

 60,823

 Palo Alto Networks, Inc. *

 8,099,799

 $

 21,167,990

 Technology Distributors - 0.5%

 156,268

 CDW Corp./DE *

 $

 6,977,366

 Total Technology Hardware & Equipment

 $

 28,145,356

 Semiconductors & Semiconductor Equipment - 7.4%

 Semiconductor Equipment - 1.8%

 261,765

 Lam Research Corp. *

 $

 24,427,910

 Semiconductors - 5.6%

 148,203

 Analog Devices, Inc.

 $

 9,271,580

 99,252

 Broadcom, Ltd.

 17,510,038

 698,865

 Cypress Semiconductor Corp.

 8,337,459

 495,212

 Marvell Technology Group, Ltd.

 6,140,629

 476,029

 Micron Technology, Inc. *

 7,849,718

 144,410

 NVIDIA Corp.

 8,858,109

 141,110

 Silicon Motion Technology Corp. (A.D.R.)

 7,123,233

 147,720

 Xilinx, Inc.

 8,007,901

 $

 73,098,667

 Total Semiconductors & Semiconductor Equipment

 $

 97,526,577

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 42,133

 SBA Communications Corp. *

 $

 4,809,482

 Total Telecommunication Services

 $

 4,809,482

 TOTAL COMMON STOCKS

 (Cost $1,064,841,652)

 $

 1,304,476,271

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $1,064,841,652) (a)

 $

 1,304,476,271

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 10,270,204

 TOTAL NET ASSETS - 100.0%

 $

 1,314,746,475

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At August 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,072,087,994 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            244,868,928

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

            (12,480,651)

 Net unrealized appreciation

 $

            232,388,277

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,304,476,271

$
-

$
-

$
1,304,476,271

 Total

$
1,304,476,271

$
-

$
-

$
1,304,476,271

 During the period ended August 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 26, 2016

* Print the name and title of each signing officer under his or her signature.